Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of exchange rate conversion
Currency	March 31, 2023	December 31, 2022
Naira	460.35	448.55
RMB	6.8676	6.8972

Currency	December 31, 2022	December 31, 2021
Naira	448.55	412.49
RMB	6.8972	6.3726

Schedule of property and equipment are stated at cost
Category	Useful Life
Machinery and equipment	3-7 years
Furniture and fixtures	3-14 years
Transportation equipment	4-7 years
Leasehold improvements	Over the shorter of lease term or life of the assets
Computer equipment	3 years
Buildings	20 years
Office Equipment	5 years
Plant & Machinery	4 years
Mobile Devices	3 years
Site Installations	4 years

Useful Life
License & software	indefinite useful life and some of them for 10 years and some of them for 6 years
Technology know-how	6 years
Trade name/ trademarks	indefinite useful life and some of them for 5 years and some of them for 10 years
Customer relationship	5-10 years
Farmer cooperative	8 years